UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2003


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York           February 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $121,334,959

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                FORM 13F
                                                         Arthur D. Charpentier
                                                              12/31/2003

Column 1:                      Column 2:  Column 3:   Column 4: Column 5:       Column 6:     Column 7:   Column 8:

                                                                                                             Voting Authority
                                                                                                                 (shares)

Name                           Title of   CUSIP       Value     Shares or     SH/ PUT/ Investment  Other       (a)      (b)     (c)
of Issuer                      Class      Number      (x1000)   Principal Amt PRN CALL Discretion  Managers    Sole     Shared  None
---------                      -----      ------      -----     ------------- -------- ----------  --------    ----     ------  ----
C.H. Robinson Worldwide, Inc.  Com        12541W100    9,098     240,000      SH         sole        none      240,000   0       0
Capital One Finiancial Corp.   Com        14040H105   43,387     707,900      SH         sole        none      707,900   0       0
Cardinal Health                Com        14149Y108    9,541     156,000      SH         sole        none      156,000   0       0
Certegy                        Com        156880106    6,609     201,500      SH         sole        none      201,500   0       0
Global Payments Inc            Com        37940X102   13,326     282,800      SH         sole        none      282,800   0       0
NDC Health Corporation         Com        639480102   12,899     523,500      SH         sole        none      523,500   0       0
Polaris Industries             Com        731068102    1,329      15,000      SH         sole        none       15,000   0       0
Charles Schwab Corp.           Com        808513105    8,931     754,322      SH         sole        none      754,322   0       0
ServiceMaster                  Com        81760N109    8,213     705,000      SH         sole        none      705,000   0       0
State Street Corporation       Com        857477103    5,468     105,000      SH         sole        none      105,000   0       0
Washington Post Company        Com        939640108    2,532       3,200      SH         sole        none        3,200   0       0

                                            TOTAL    121,335



00429.0001 #463505